Property, Plant and Equipment - Assets under finance leases (Details) € in Thousands	Dec. 31, 2018 EUR (€)
Fixed assets, amortisation and depreciation
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	€ 9,944
Land and Buildings
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	1,491
Plant and machinery
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	8,453
Gross carrying amount | Fixed assets, amortisation and depreciation
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	18,079
Gross carrying amount | Land and Buildings
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	2,389
Gross carrying amount | Plant and machinery
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	15,690
Accumulated depreciation and amortisation | Fixed assets, amortisation and depreciation
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	(8,135)
Accumulated depreciation and amortisation | Land and Buildings
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	(898)
Accumulated depreciation and amortisation | Plant and machinery
Disclosure Of Recognised Finance Lease As Assets By Lessee Line Items
Assets under finance lease	€ (7,237)